STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

10. STOCKHOLDERS’ EQUITY

A summary of the changes in stockholders’ equity for the nine months ended July 31, 2022 and 2021 is presented below (in thousands, except share data):

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2020	-	$-	975,897	$1	$440,917	$(410,738)	$30,180
Stock-based compensation	-	-	-	-	236	-	236
Advaxis public offerings, net of offering costs	-	-	383,333	1	8,549	-	8,550
Warrant exercises	-	-	92,375	-	2,586	-	2,586
Net loss	-	-	-	-	-	(3,977)	(3,977)
Balance at January 31, 2021	-	$-	1,451,605	$2	$452,288	$(414,715)	$37,575
Stock-based compensation	-	-	69	-	215	-	215
Stock option exercises	-	-	4	-	-	-	-
Advaxis public offerings, net of offering costs	-	-	230,794	-	13,683	-	13,683
Warrant exercises	-	-	137,968	-	1,185	-	1,185
Issuance of shares to employees under ESPP Plan	-	-	12	-	-	-	-
Net loss	-	-	-	-	-	(5,107)	(5,107)
Balance at April 30, 2021	-	$-	1,820,452	$2	$467,371	$(419,822)	$47,551
Stock-based compensation	-	-	-	-	60	-	60
Net loss	-	-	-	-	-	(3,334)	(3,334)
Balance at July 31, 2021	-	$-	1,820,452	$2	$467,431	$(423,156)	$44,277

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2021	-	$-	1,820,452	$2	$467,486	$(428,600)	$38,888
Stock-based compensation	-	-	-	-	26	-	26
Net loss	-	-	-	-	-	(365)	(365)
Balance at January 31, 2022	-	$-	1,820,452	$2	$467,512	$(428,965)	$38,549
Stock-based compensation	-	-	-	-	23	-	23
Accretion of discount and redemption feature of convertible preferred stock	-	-	-	-	(1,025)	-	(1,025)
Convertible preferred stock redemption	-	-	-	-	44	-	44
Net loss	-	-	-	-	-	(2,440)	(2,440)
Balance at April 30, 2022	-	$-	1,820,452	$2	$466,554	$(431,405)	$35,151
Stock-based compensation	-	-	-	-	25	-	25
Fractional shares cashed out	-	-	(4,501)	-	(18)	-	(18)
Net loss	-	-	-	-	-	(6,963)	(6,963)
Balance at July 31, 2022	-	-	1,815,951	2	466,561	(438,368)	28,195

7. STOCKHOLDERS’ EQUITY

Lincoln Park Purchase Agreement

On July 30, 2020, the Company entered into a Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $20,000,000 of shares of common stock, in its sole discretion and subject to certain conditions, including that the closing price of its common stock is not below $8.00 per share, to direct Lincoln Park to purchase up to 12,500 shares (the “Regular Purchase Share Limit”) of its Common Stock (each such purchase, a “Regular Purchase”). Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000, unless the parties mutually agree to increase the maximum amount of such Regular Purchase. The purchase price for shares of Common Stock to be purchased by Lincoln Park under a Regular Purchase will be the equal to the lower of (in each case, subject to the adjustments described in the Purchase Agreement): (i) the lowest sale price for the Company’s common stock on the applicable purchase date, and (ii) the arithmetic average of the three lowest sale prices for the Company’s common stock during the ten trading days prior to the purchase date.

As consideration for entering into the Purchase Agreement, the Company issued 13,553 shares of common stock to Lincoln Park as a commitment fee. The shares were valued at approximately $0.6 million and were recorded as deferred offering expenses in the consolidated balance sheet. The deferred charges were charged against paid-in capital upon future proceeds from the sale of common stock under the Lincoln Park Purchase Agreement.

From August 2020 to October 2020, Lincoln Park purchased 140,525 shares of common stock for gross proceeds of approximately $5.1 million. Approximately $50,000 of legal fees were netted against the gross proceeds.

Public Offerings

In April 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors. The Purchase Agreement provided for the sale and issuance by the Company of an aggregate of 219,718 shares (the “Shares”) of the Company’s common stock, $0.001 par value (the “Common Stock”), at an offering price of $63.37 per Share and 95,899 pre-funded warrants to certain purchasers whose purchase of additional Shares would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 9.99% of the Company’s outstanding Common Stock immediately following the consummation of the offering (the “Pre-Funded Warrants”). The Shares and Pre-Funded Warrants were sold together with warrants to purchase up to 140,552 shares of Common Stock (the “Accompanying Warrants” and together with the Shares and the Pre-Funded Warrants, the “Securities”). The Pre-Funded Warrants were sold for a purchase price of $63.29 per share and have an exercise price of $0.08 per share. The Pre-Funded Warrants were immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. Each Accompanying Warrant has an exercise price per share of $56.00, became exercisable immediately and will expire on the fifth anniversary of the original issuance date.

The Purchase Agreement also provided for a concurrent private placement (the “Private Placement”) of 175,065 warrants to purchase the Company’s Common Stock (the “Private Placement Warrants”) with the purchasers in the Registered Offering. The Private Placement Warrants will be exercisable for an aggregate of 175,065 shares of Common Stock at any time on or after such date, if ever, that is 14 days after the Company files an amendment (the “Authorized Shares Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Common Stock, $0.001 par value per share from 170,000,000 shares to 300,000,000 shares with the Delaware Secretary of State and on or prior to the date that is five years after such date. The Private Placement Warrants have an exercise price of $56.00 per share.

In November 2020, the Company closed on a public offering of 383,333 shares of its common stock at a public offering price of $24.00 per share, for gross proceeds of approximately $9.2 million, which gives effect to the exercise of the underwriter’s option in full. In addition, the Company also undertook a concurrent private placement of warrants to purchase up to 191,674 shares of common stock. The warrants have an exercise price per share of $28.00, are exercisable immediately and will expire five years from the date of issuance. The warrants also provide that if there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the warrant shares, the warrants may be exercised via a cashless exercise. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $8.5 million.

In May 2020, the Company entered into a sales agreement related to an ATM equity offering program pursuant to which the Company may sell, from time to time, common stock with an aggregate offering price of up to $40 million through A.G.P./Alliance Global Partners, as sales agent. From May 2020 to October 2020, the Company sold 31,113 shares of its common stock under the ATM program for $1.583 million, or an average of $51.20 per share, and received net proceeds of $1.531 million, net of commissions of $52,000. In March 2021, the Company sold 10,826 shares of its common stock under the ATM program for $762,000, or an average of $51.20 per share, and received net proceeds of $737,000, net of commissions of $25,000.

In January 2020, the Company closed on a public offering of 125,000 shares of its common stock at a public offering price of $84.00, for gross proceeds of $10.5 million. In addition, the Company also undertook a concurrent private placement of warrants to purchase up to 62,500 shares of common stock. The warrants have an exercise price per share of $100.00, are exercisable during the period beginning on the six-month anniversary of the date of its issuance (the “Initial Exercise Date”) and will expire on the fifth anniversary of the Initial Exercise Date. The warrants contain a change of control provision whereby if the change of control is within the Company’s control, the warrants could be settled in cash based on the Black-Scholes value of the warrants at the option of the warrant holder. The warrants also provide that if there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the warrant shares, the warrants may be exercised via a cashless exercise. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $9.6 million.